NEWBUILDINGS - Narrative (Details)	Dec. 31, 2025 USD ($) vessels	Dec. 31, 2024 vessels	Dec. 31, 2023 vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuild vessels	0	0
New Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments | $	$ 0
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuild vessels	0		2